SEGMENTS (Details 5) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting [Abstract]
CopaxoneUS revenues	$ 816
Percentage Of CopaxoneRevenues Of Total US	31.00%
Copaxone Outside US Revenues	254
Percentage Of Copaxone Revenues Of Total Non US	11.00%
Profitability Of MS	$ 774	$ 825
Profitability Of MS As A Percentage Of Copaxone Revenues	72.30%	77.50%